Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.04285%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,167,823.68

Principal:
Principal Collections	$23,968,997.11
Prepayments in Full	$12,108,695.73
Liquidation Proceeds	$369,115.41
Recoveries	$139,997.24
Sub Total	$36,586,805.49
Collections	$39,754,629.17

Purchase Amounts:
Purchase Amounts Related to Principal	$264,307.17
Purchase Amounts Related to Interest	$1,077.93
Sub Total	$265,385.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,020,014.27

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,020,014.27
Servicing Fee	$693,153.26	$693,153.26	$0.00	$0.00	$39,326,861.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,326,861.01
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$39,326,861.01
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$39,326,861.01
Interest - Class A-3 Notes	$2,334,437.29	$2,334,437.29	$0.00	$0.00	$36,992,423.72
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$36,606,577.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,606,577.05
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$36,365,735.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,365,735.55
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$36,365,735.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,365,735.55
Regular Principal Payment	$34,086,940.86	$34,086,940.86	$0.00	$0.00	$2,278,794.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,278,794.69
Residual Released to Depositor	$0.00	$2,278,794.69	$0.00	$0.00	$0.00
Total		$40,020,014.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,086,940.86
Total					$34,086,940.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,086,940.86	$52.18	$2,334,437.29	$3.57	$36,421,378.15	$55.75
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$34,086,940.86	$18.50	$2,961,125.46	$1.61	$37,048,066.32	$20.11

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$549,279,363.35	0.8407766	$515,192,422.49	0.7886001
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$734,719,363.35	0.3988510	$700,632,422.49	0.3803465

Pool Information
Weighted Average APR	4.844%	4.858%
Weighted Average Remaining Term	39.51	38.77
Number of Receivables Outstanding	32,039	31,115
Pool Balance	$831,783,909.10	$794,714,576.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$771,561,339.62	$737,474,398.76
Pool Factor	0.4160004	0.3974609

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$57,240,177.48
Targeted Overcollateralization Amount	$94,082,153.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,082,153.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$358,217.44
(Recoveries)		75	$139,997.24
Net Loss for Current Collection Period			$218,220.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3148%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8473%
Second Prior Collection Period			0.6714%
Prior Collection Period			0.5831%
Current Collection Period			0.3220%
Four Month Average (Current and Prior Three Collection Periods)			0.6059%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,110	$13,303,271.88
(Cumulative Recoveries)			$2,044,764.15
Cumulative Net Loss for All Collection Periods			$11,258,507.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5631%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,304.87
Average Net Loss for Receivables that have experienced a Realized Loss			$5,335.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	233	$8,306,199.68
61-90 Days Delinquent	0.16%	35	$1,288,856.00
91-120 Days Delinquent	0.06%	11	$451,164.82
Over 120 Days Delinquent	0.08%	15	$615,996.87
Total Delinquent Receivables	1.34%	294	$10,662,217.37

Repossession Inventory:
Repossessed in the Current Collection Period		13	$503,701.78
Total Repossessed Inventory		36	$1,363,535.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1876%
Prior Collection Period			0.2029%
Current Collection Period			0.1960%
Three Month Average			0.1955%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2965%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$3,541,279.65
2 Months Extended	120	$4,539,871.67
3+ Months Extended	24	$1,039,506.49

Total Receivables Extended	236	$9,120,657.81
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer